                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                     VAN KAMPEN ASSET ALLOCATION PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS I SHARES PROSPECTUS DATED APRIL 18, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The Board of Trustees for the Life Investment Trust has approved a proposed reorganization of its series, the Asset Allocation Portfolio ("LIT Asset Allocation") into another of its series, the Enterprise Portfolio ("LIT Enterprise"). Contract owners of LIT Asset Allocation will receive a proxy that will enable them to instruct their insurance companies how to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of LIT Asset Allocation for approval at a special meeting of shareholders, scheduled for April 23, 2002.

    If the proposed reorganization is approved, contract owners' insurance accounts will receive shares of LIT Enterprise in exchange for their shares of LIT Asset Allocation. The combined portfolio would be managed in accordance with the investment objectives, policies and strategies of LIT Enterprise. Upon completion of the reorganization, LIT Asset Allocation will be dissolved under state law.

    (2) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The equity portion of the Portfolio is managed by the Adviser's Small and Mid Cap Value team. The fixed income portion of the Portfolio is managed by the Adviser's Taxable Fixed Income team. Each team is made up of established investment professionals. The Small and Mid Cap Value team currently includes John Cunniff, a Managing Director of the Adviser. The Taxable Fixed Income team currently includes Gordon Loery, an Executive Director of the Adviser and Paul F. O'Brien, an Executive Director of the Adviser. The composition of each team may change without notice from time to time.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (4) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LIT SPT AA1 3/02A

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                     VAN KAMPEN ASSET ALLOCATION PORTFOLIO

                     SUPPLEMENT DATED MARCH 29, 2002 TO THE
                CLASS II SHARES PROSPECTUS DATED APRIL 18, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The Board of Trustees for the Life Investment Trust has approved a proposed reorganization of its series, the Asset Allocation Portfolio ("LIT Asset Allocation") into another of its series, the Enterprise Portfolio ("LIT Enterprise"). Contract owners of LIT Asset Allocation will receive a proxy that will enable them to instruct their insurance companies how to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of LIT Asset Allocation for approval at a special meeting of shareholders, scheduled for April 23, 2002.

    If the proposed reorganization is approved, contract owners' insurance accounts will receive shares of LIT Enterprise in exchange for their shares of LIT Asset Allocation. The combined portfolio would be managed in accordance with the investment objectives, policies and strategies of LIT Enterprise. Upon completion of the reorganization, LIT Asset Allocation will be dissolved under state law.

    (2) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The equity portion of the Portfolio is managed by the Adviser's Small and Mid Cap Value team. The fixed income portion of the Portfolio is managed by the Adviser's Taxable Fixed Income team. Each team is made up of established investment professionals. The Small and Mid Cap Value team currently includes John Cunniff, a Managing Director of the Adviser. The Taxable Fixed Income team currently includes Gordon Loery, an Executive Director of the Adviser and Paul F. O'Brien, an Executive Director of the Adviser. The composition of each team may change without notice from time to time

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (4) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LIT SPT AA2 3/02A

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN COMSTOCK PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS I SHARES PROSPECTUS DATED APRIL 18, 2001
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

        (1) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

        (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LIT SPT COM1 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN COMSTOCK PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS II SHARES PROSPECTUS DATED APRIL 18, 2001
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LIT SPT COM2 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN DOMESTIC INCOME PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS I SHARES PROSPECTUS DATED APRIL 18, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The Board of Trustees for the Life Investment Trust has approved a proposed reorganization of its series, the Domestic Income Portfolio ("LIT Domestic Income") into another of its series, the Government Portfolio ("LIT Government"). Contract owners of LIT Domestic Income will receive a proxy that will enable them to instruct their insurance companies how to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of LIT Domestic Income for approval at a special meeting of shareholders, scheduled for April 23, 2002.

    If the proposed reorganization is approved, contract owners' insurance accounts will receive shares of LIT Government in exchange for their shares of LIT Domestic Income. The combined portfolio would be managed in accordance with the investment objectives, policies and strategies of LIT Government. Upon completion of the reorganization, LIT Domestic Income will be dissolved under state law.

    (2) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Portfolio is managed by the Adviser's Taxable Fixed Income team. The team is made up of established investment professionals. The Taxable Fixed Income team currently includes Gordon Loery, an Executive Director of the Adviser, and Paul F. O'Brien, an Executive Director of the Adviser. The composition of the team may change without notice from time to time.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (4) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LIT SPT DI1 3/02A

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN DOMESTIC INCOME PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
            TO THE CLASS II SHARES PROSPECTUS DATED APRIL 18, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The Board of Trustees for the Life Investment Trust has approved a proposed reorganization of its series, the Domestic Income Portfolio ("LIT Domestic Income") into another of its series, the Government Portfolio ("LIT Government"). Contract owners of LIT Domestic Income will receive a proxy that will enable them to instruct their insurance companies how to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of LIT Domestic Income for approval at a special meeting of shareholders, scheduled for April 23, 2002.

    If the proposed reorganization is approved, contract owners' insurance accounts will receive shares of LIT Government in exchange for their shares of LIT Domestic Income. The combined portfolio would be managed in accordance with the investment objectives, policies and strategies of LIT Government. Upon completion of the reorganization, LIT Domestic Income will be dissolved under state law.

    (2) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Portfolio is managed by the Adviser's Taxable Fixed Income team. The team is made up of established investment professionals. The Taxable Fixed Income team currently includes Gordon Loery, an Executive Director of the Adviser and Paul F. O'Brien, an Executive Director of the Adviser. The composition of the team may change without notice from time to time.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (4) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LIT SPT DI2 3/02A

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN EMERGING GROWTH PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS I SHARES PROSPECTUS DATED APRIL 18, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LIT SPT EMG1 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN EMERGING GROWTH PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS II SHARES PROSPECTUS DATED APRIL 18, 2001
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LIT SPT EMG2 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN ENTERPRISE PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS I SHARES PROSPECTUS DATED APRIL 18, 2001
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Multi-Cap Growth team. The team is made up of established investment professionals. Current members of the team include Jeff New, a Managing Director of the Adviser, Michael Davis, a Vice President of the Adviser and Sean Connor, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

    (2) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LIT SPT ENT1 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN ENTERPRISE PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS II SHARES PROSPECTUS DATED APRIL 18, 2001
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Multi-Cap Growth team. The team is made up of established investment professionals. Current members of the team include Jeff New, a Managing Director of the Adviser, Michael Davis, a Vice President of the Adviser and Sean Connor, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

    (2) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LIT SPT ENT2 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                       VAN KAMPEN GLOBAL EQUITY PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS I SHARES PROSPECTUS DATED APRIL 18, 2001
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT GE1 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                       VAN KAMPEN GLOBAL EQUITY PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS II SHARES PROSPECTUS DATED APRIL 18, 2001
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT GE2 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN GOVERNMENT PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS I SHARES PROSPECTUS DATED APRIL 18, 2001
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Portfolio is managed by the Adviser's High Grade team. The team is made up of established investment professionals. Current members of the team include W. David Armstrong, a Managing Director of the Adviser, Paul O'Brien, an Executive Director of the Adviser and David Horowitz, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT GV1 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN GOVERNMENT PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS II SHARES PROSPECTUS DATED APRIL 18, 2001
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Portfolio is managed by the Adviser's High Grade team. The team is made up of established investment professionals. Current members of the team include W. David Armstrong, a Managing Director of the Adviser, Paul O'Brien, an Executive Director of the Adviser and David Horowitz, a Vice President of the Adviser. The composition of the team may change without notice from time to time.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS--OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT GV2 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                     VAN KAMPEN GROWTH AND INCOME PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS I SHARES PROSPECTUS DATED APRIL 18, 2001
                        SUPERSEDING ALL PRIOR SUPPLEMENT

    The Prospectus is hereby supplemented as follows:

    (1) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT GI1 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                     VAN KAMPEN GROWTH AND INCOME PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS II SHARES PROSPECTUS DATED APRIL 18, 2001
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT GI2 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                       VAN KAMPEN MONEY MARKET PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS I SHARES PROSPECTUS DATED APRIL 18, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT MM1 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                       VAN KAMPEN MONEY MARKET PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
            TO THE CLASS II SHARES PROSPECTUS DATED APRIL 18, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT MM2 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN STRATEGIC STOCK PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
             TO THE CLASS I SHARES PROSPECTUS DATED APRIL 18, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The Board of Trustees for the Life Investment Trust has approved a proposed reorganization of its series, the Strategic Stock Portfolio ("LIT Strategic Stock") into another of its series, the Growth and Income Portfolio ("LIT Growth and Income"). Contract owners of LIT Strategic Stock will receive a proxy that will enable them to instruct their insurance companies how to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of LIT Strategic Stock for approval at a special meeting of shareholders, scheduled for April 23, 2002.

    If the proposed reorganization is approved, contract owners' insurance accounts will receive shares of LIT Growth and Income in exchange for their shares of LIT Strategic Stock. The combined portfolio would be managed in accordance with the investment objectives, policies and strategies of LIT Growth and Income. Upon completion of the reorganization, LIT Growth and Income will be dissolved under state law.

    (2) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT SS1 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN STRATEGIC STOCK PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
            TO THE CLASS II SHARES PROSPECTUS DATED APRIL 18, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The Board of Trustees for the Life Investment Trust has approved a proposed reorganization of its series, the Strategic Stock Portfolio ("LIT Strategic Stock") into another of its series, the Growth and Income Portfolio ("LIT Growth and Income"). Contract owners of LIT Strategic Stock will receive a proxy that will enable them to instruct their insurance companies how to vote on the proposed reorganization. The proposed reorganization will be presented to shareholders of LIT Strategic Stock for approval at a special meeting of shareholders, scheduled for April 23, 2002.

    If the proposed reorganization is approved, contract owners' insurance accounts will receive shares of LIT Growth and Income in exchange for their shares of LIT Strategic Stock. The combined portfolio would be managed in accordance with the investment objectives, policies and strategies of LIT Growth and Income. Upon completion of the reorganization, LIT Growth and Income will be dissolved under state law.

    (2) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                LIT SPT SS2 3/02

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                     VAN KAMPEN AGGRESSIVE GROWTH PORTFOLIO

                        SUPPLEMENT DATED MARCH 29, 2002
            TO THE CLASS II SHARES PROSPECTUS DATED APRIL 18, 2001,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF TRUSTEES".

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                               LIT SPT AGG2 3/02
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